Accounts Receivable, Net	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5 — ACCOUNTS RECEIVABLE, NET

As of December 31, 2022 and June 30, 2022, accounts receivable, net, consisted of the following:

	December 31, 2022	June 30, 2022
Accounts receivable	$33,536,415	$29,152,294
Less: Doubtful allowance	(3,914,974)	(6,629,960)
	$29,621,441	$22,522,334

Provisions for doubtful accounts of accounts receivable were $818,229 and $350,937 for the six months ended December 31, 2022 and 2021, respectively. Movement of allowance for doubtful accounts for the six months ended December 31, 2022 and 2021 was as follows:

	December 31, 2022	December 31, 2021
Balance at beginning of the period	$6,629,960	$806,140
Provision	818,229	350,937
Reversal	(3,312,287)	—
Effects of foreign exchange rate	(220,928)	13,875
Balance at end of the period	$3,914,974	$1,170,952

6 — ACCOUNTS RECEIVABLE, NET

As of June 30, 2022 and 2021, accounts receivable, net consisted of the following:

	As of June 30,
	2022	2021
Accounts receivable	$29,152,294	$9,862,915
Less: Doubtful allowance	(6,629,960)	(806,140)
	$22,522,334	$9,056,775

Provisions for doubtful accounts of accounts receivable were $6,072,933, $601,350 and $132,287 for the years ended June 30, 2022, 2021 and 2020, respectively. Movement of allowance for doubtful accounts was as follows:

	For the Years Ended June 30,
	2022	2021	2020
Balance at beginning of the year	$806,140	$173,066	$42,627
Charge to expenses	6,072,933	601,350	132,287
Foreign exchange gain (loss)	(249,113)	31,724	(1,848)
Balance at end of the year	$6,629,960	$806,140	$173,066